CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of key metrics and ratios

	As at December 31
(In millions of dollars, except ratios)	2025	2024

Adjusted net debt [1,2]	38,856	43,330
Divided by: trailing 12-month adjusted EBITDA	9,820	9,617

Debt leverage ratio	4.0	4.5
[1] For the purposes of calculating adjusted net debt, we believe adjusting 50% of the value of our subordinated notes is appropriate as this methodology factors in certain circumstances with respect to priority for payment and this approach is commonly used to evaluate debt leverage by rating agencies.
[2] For the purposes of calculating adjusted net debt and debt leverage ratio, we have added the deferred government grant liability relating to our Canada Infrastructure Bank facility to reflect the inclusion of the cash drawings.
As a result of closing the network transaction (see note 28), we have revised the calculation of free cash flow to deduct distributions paid to non-controlling interests to reflect the unavailability of this cash flow to repay debt or reinvest in our company.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Adjusted EBITDA	5	9,820	9,617
Deduct:
Capital expenditures [1]	8, 33	3,707	4,041
Interest on borrowings, net and capitalized interest	12	1,924	1,986
Cash income taxes [2]		700	545
Distributions paid by subsidiaries to non-controlling interests	28	133	—

Free cash flow		3,356	3,045
[1] Includes additions to property, plant and equipment net of proceeds on disposition and accrued government grants, but does not include expenditures for spectrum licences or additions to right-of-use assets, or assets acquired through business combinations.
[2] Cash income taxes are net of refunds received.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Cash provided by operating activities		6,059	5,680
Add (deduct):
Capital expenditures	8, 33	(3,707)	(4,041)
Interest on borrowings, net and capitalized interest	12	(1,924)	(1,986)
Interest paid, net		2,070	2,087
Restructuring, acquisition and other	11	439	406
Program rights amortization	10	(86)	(63)
Change in net operating assets and liabilities	33	592	876
Distributions paid by subsidiaries to non-controlling interests	28	(133)	—
Post-employment benefit contributions, net of expense	27	(75)	(82)
Cash flows relating to other operating activities		128	166
Other investment losses (income)	13	(7)	2

Free cash flow		3,356	3,045

As at December 31, 2025		Total sources	Drawn	Letters of credit	Net available
(In millions of dollars)	Note

Cash and cash equivalents		1,344	—	—	1,344
Bank credit facilities [1]:
Revolving	25	4,260	115	10	4,135
Non-revolving	22	2,300	2,300	—	—
Outstanding letters of credit	25	45	—	45	—
Receivables securitization [1]	22	2,400	2,000	—	400

Total		10,349	4,415	55	5,879
[1] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements.

As at December 31, 2024		Total sources	Drawn	Letters of credit	US CP program [1]	Net available
(In millions of dollars)	Note

Cash and cash equivalents		898	—	—	—	898
Bank credit facilities [2]:
Revolving	25	4,000	—	10	455	3,535
Non-revolving	22	500	500	—	—	—
Outstanding letters of credit	25	3	—	3	—	—
Receivables securitization [2]	22	2,400	2,000	—	—	400

Total		7,801	2,500	13	455	4,833
[1] The US CP program amounts are gross of the discount on issuance.
[2] The total liquidity sources under our bank credit facilities and receivables securitization represents the total credit limits per the relevant agreements. The amount drawn and letters of credit are currently outstanding under those agreements. The US CP program amount represents our then outstanding US CP borrowings that were backstopped by our revolving credit facility.